American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund
American Beacon Retirement Income and Appreciation Fund
American Beacon Intermediate Bond Fund American Beacon Short-Term Bond Fund

Supplement dated August 15, 2012
to the
Statement of Additional Information dated February 29, 2012

The information below supplements the Statement of Additional Information dated February 29, 2012 and is in addition to any other supplement(s):

In the “Trustees and Officers of the Trust” section - “Interested Trustees” table, the following is added:

Gerard J. Arpey*** (54)	Trustee since 2012
Partner, Emerald Creek Group (private equity firm) (2011-Present); Chairman and Chief Executive Officer, (2003-2011), AMR Corp. and American Airlines; Inc.; Director, S. C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present).

***Mr. Arpey is deemed to be an “interested person” of the Trust, as defined by the 1940 Act.  Mr. Arpey previously served as CEO of AMR Corp., which has a material relationship with the Manager.

In the “Trustees and Officers of the Trust” section - “Non-Interested Trustees” table, the following is added:

Barbara J. McKenna (49)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present).

In the paragraphs following the Trustees chart in the “Trustees and Officers of the Trust” section, the following is inserted in alphabetical order:

Gerard J. Arpey: Mr. Arpey has extensive organizational management, financial and international experience serving as chairman, chief executive officer, and chief financial officer of one of the largest airlines, service as a director of public and private companies, and service to several charitable organizations.

Barbara J. McKenna: Ms. McKenna has extensive experience in the investment management industry, organizational management experience as a member of senior management, service as a director of an investment manager, and member of numerous financial services industry associations.

In the “Trustees and Officers of the Trust” section - “Committees of the Board” subsection, the first sentence in the third paragraph is replaced with the following:

The Trust has an Investment Committee that is comprised of Messrs. Bogart (Chair) and Arpey and Mses. Cline and McKenna.

In the “Trustees and Officers of the Trust” section – “Trustee Ownership in the Funds” subsection, the following is added to the table titled “Interested Trustees”:

American Beacon Fund	Arpey*
Balanced	Over $100,000
Emerging Markets	None
High Yield Bond	None
Intermediate Bond	None
International Equity	Over $100,000
Large Cap Value Mid-Cap Value	None None
Retirement Income and Appreciation	None
Short-Term Bond	None
Small Cap Value	None
Aggregate Dollar Range of Equity Securities in all Trusts (26 Funds)	Over $100,000
*As of May 31, 2012

In the “Trustees and Officers of the Trust” section – “Trustee Ownership in the Funds” subsection, the following is added to the table titled “Non-Interested Trustees”:

American Beacon Fund	McKenna*
Balanced	None
Emerging Markets	None
High Yield Bond	None
Intermediate Bond	None
International Equity	None
Large Cap Value Mid-Cap Value	None None
Retirement Income and Appreciation	None
Short-Term Bond	None
Small Cap Value	None
Aggregate Dollar Range of Equity Securities in all Trusts (26 Funds)	None
*As of May 31, 2012

American Beacon High Yield Bond Fund

 In the “Investment Advisory Agreements” section, the following is added to the first table of this section in alphabetical order:

Sub-Advisor	Controlling Person/Entity	Basis of Control	Nature of Controlling Person/Entity’s Business
PENN Capital Management Company, Inc.	Richard A. Hocker and Marcia A. Hocker	Majority Owners	Financial Services

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE